Debt Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Debt Instrument [Line Items]
Capital lease obligations	$ 30	$ 31
Other	2	(51)
Total debt	10,032	9,980
Current portion of long-term debt	(1,405)	(4)
Total long-term debt	8,627	9,976
Senior Unsecured Notes, 1.625%, Due June 4, 2015
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 1,000	1,000
Debt instrument, maturity date	Jun. 04, 2015
Debt instrument, fixed interest rate	1.625%
Debt instrument, payment period	Semiannually
Senior Unsecured Notes, 7.550%, Due June 15, 2015
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 400	400
Debt instrument, maturity date	Jun. 15, 2015
Debt instrument, fixed interest rate	7.55%
Debt instrument, payment period	Semiannually
Senior Unsecured Notes, 2.250%, Due June 5, 2017
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 1,000	1,000
Debt instrument, maturity date	Jun. 05, 2017
Debt instrument, fixed interest rate	2.25%
Debt instrument, payment period	Semiannually
Senior Unsecured Notes, 6.125%, Due August 23, 2018
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 1,035	1,035
Debt instrument, maturity date	Aug. 23, 2018
Debt instrument, fixed interest rate	6.125%
Debt instrument, payment period	Semiannually
Senior Unsecured Notes, 5.375%, Due February 10, 2020
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 900	900
Debt instrument, maturity date	Feb. 10, 2020
Debt instrument, fixed interest rate	5.375%
Debt instrument, payment period	Semiannually
Senior Unsecured Notes, 3.500%, Due June 6, 2022
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 2,000	2,000
Debt instrument, maturity date	Jun. 06, 2022
Debt instrument, fixed interest rate	3.50%
Debt instrument, payment period	Semiannually
Senior Unsecured Notes, 6.875%, Due January 26, 2039
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 878	878
Debt instrument, maturity date	Jan. 26, 2039
Debt instrument, fixed interest rate	6.875%
Debt instrument, payment period	Semiannually
Senior Unsecured Notes, 6.500%, Due February 9, 2040
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 787	787
Debt instrument, maturity date	Feb. 09, 2040
Debt instrument, fixed interest rate	6.50%
Debt instrument, payment period	Semiannually
Senior Unsecured Notes, 5.000%, Due June 4, 2042
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 2,000	$ 2,000
Debt instrument, maturity date	Jun. 04, 2042
Debt instrument, fixed interest rate	5.00%
Debt instrument, payment period	Semiannually